Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The following tables present a summary of property, plant, and equipment by asset category as of December 31, 2021 and 2020:

Asset Category	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
December 31, 2021
Electric—transmission and distribution	$64,771	$31,077	$10,076	$9,352	$16,062	$10,798	$4,957	$4,882
Gas—transportation and distribution	7,429	—	3,339	3,712	646	—	806	—
Common—electric and gas	2,335	—	1,005	1,224	201	—	180	—
Construction work in progress	3,698	918	620	554	1,590	1,118	229	242
Other property, plant, and equipment(a)	755	99	41	34	107	63	23	25
Total property, plant, and equipment	78,988	32,094	15,081	14,876	18,606	11,979	6,195	5,149
Less: accumulated depreciation	14,430	6,099	3,964	4,299	2,108	3,875	1,635	1,420
Property, plant, and equipment, net	$64,558	$25,995	$11,117	$10,577	$16,498	$8,104	$4,560	$3,729

December 31, 2020
Electric—transmission and distribution	$60,946	$29,371	$9,462	$8,797	$15,137	$10,264	$4,730	$4,568
Gas—transportation and distribution	6,733	—	3,098	3,315	591	—	751	—
Common—electric and gas	2,170	—	956	1,138	178	—	180	—
Construction work in progress	3,107	799	474	627	1,174	824	163	182
Other property, plant and equipment(a)	722	59	34	29	108	65	23	28
Total property, plant and equipment	73,678	30,229	14,024	13,906	17,188	11,153	5,847	4,778
Less: accumulated depreciation	13,346	5,672	3,843	4,034	1,811	3,697	1,533	1,303
Property, plant, and equipment, net	$60,332	$24,557	$10,181	$9,872	$15,377	$7,456	$4,314	$3,475
__________
(a)Primarily composed of land and non-utility property.
The following table presents the average service life for each asset category in number of years:

Average Service Life (years)
Asset Category	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Electric - transmission and distribution	5-80	5-80	5-70	5-80	5-75	5-75	5-70	5-65
Gas - transportation and distribution	5-80	N/A	5-70	5-80	5-75	N/A	5-75	N/A
Common - electric and gas	4-75	N/A	5-55	4-50	5-75	N/A	5-75	N/A
Other property, plant, and equipment	3-61	32-50	50	20-50	3-50	33-50	8-50	13-15

Property Plant And Equipment Average Service Life Percentage By Asset Category Table
The following table presents the annual depreciation rates for each asset category.

	Annual Depreciation Rates
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
December 31, 2021
Electric—transmission and distribution	2.81%	2.94%	2.28%	2.80%	2.87%	2.56%	2.86%	3.21%
Gas—transportation and distribution	2.13%	N/A	1.84%	2.54%	1.47%	N/A	1.47%	N/A
Common—electric and gas	7.31%	N/A	6.34%	7.88%	8.33%	N/A	8.69%	N/A

December 31, 2020
Electric—transmission and distribution	2.79%	2.95%	2.31%	2.69%	2.81%	2.53%	2.85%	3.08%
Gas—transportation and distribution	2.14%	N/A	1.85%	2.56%	1.50%	N/A	1.50%	N/A
Common—electric and gas	7.01%	N/A	6.39%	7.45%	7.36%	N/A	6.72%	N/A

December 31, 2019
Electric—transmission and distribution	2.80%	2.99%	2.36%	2.60%	2.77%	2.47%	2.86%	2.94%
Gas—transportation and distribution	2.04%	N/A	1.89%	2.30%	1.55%	N/A	1.55%	N/A
Common—electric and gas	7.37%	N/A	6.06%	8.30%	8.25%	N/A	6.24%	N/A

Schedule Of Capitalized Interest And AFUDC
The following table summarizes capitalized interest and credits to AFUDC by year:

	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
December 31, 2021
Capitalized interest	$—	$—	$—	$—	$—	$—	$—	$—
AFUDC debt and equity	189	47	34	36	72	59	8	5

December 31, 2020
Capitalized interest	$—	$—	$—	$—	$—	$—	$—	$—
AFUDC debt and equity	150	42	23	30	55	42	6	7

December 31, 2019
Capitalized interest	$—	$—	$—	$—	$—	$—	$—	$—
AFUDC debt and equity	132	32	17	29	54	39	6	9